INVESTMENTS IN ASSOCIATE AND JOINT VENTURES (Details) $ in Millions		12 Months Ended
	Jan. 11, 2016	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Investment in associates and joint ventures
Investment in equity method		$ 23.7	$ 163.6
Equity in losses of associate and joint ventures		(1.3)	(1.2)
Cerro Casale
Investment in associates and joint ventures
Investment in equity method			139.5
Equity in losses of associate and joint ventures		(0.5)	(0.6)
Puren
Investment in associates and joint ventures
Investment in equity method		18.2	18.6
Equity in losses of associate and joint ventures		(0.1)	(0.2)
Bald Mountain Exploration Joint Venture
Investment in associates and joint ventures
Investment in equity method		5.5	5.5
Percentage of land package subject to 50% joint venture	40
Equity in losses of associate and joint ventures		$ (0.7)	$ (0.4)